Summary of vesting conditions and expiry dates (Details) - New vesting conditions [member]	12 Months Ended
Jun. 30, 2023
Tranche 1 [member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.
Expiry Date	30 June 2024
Tranche 2 [member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.
Expiry Date	30 June 2024
Tranche 3 [member]
IfrsStatementLineItems [Line Items]
Vesting Conditions	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.
Expiry Date	30 June 2024